REPORTING ENTITY - Discontinued operations (Details)	Mar. 17, 2023	Dec. 19, 2022	Dec. 14, 2022	Mar. 31, 2022	Dec. 06, 2022
Banco de Bogota S.A. | BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in associate				25.00%
Percentage of equity interest agreed to sell					25.00%
Tender offer oversubscribed ratio					1.2
Percentage of investment in associates ceased and recognized as financial assets		4.11%	4.11%
Banco de Bogota S.A. | BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of equity interest transferred to related party		20.89%
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of spin off				75.00%
Percentage of equity interests sold (as a percent)	4.11%